Federated Hermes Capital Income Fund
A Portfolio of Federated Hermes Income Securities Trust
CLASS A SHARES (TICKER CAPAX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)
CLASS R SHARES (TICKER CAPRX)
INSTITUTIONAL SHARES (TICKER CAPSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2023
Effective June 1, 2023, Linda Bakhshian no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Ms. Bakhshian. In addition, effective June 1, 2023, Steve A. Chiavarone and Stephen Gutch will serve as senior portfolio managers of the Fund. The remaining members of the portfolio management team will continue to manage the Fund.
Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT,” please add the following information:
“Steven A. Chiavarone, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.
Stephen K. Gutch, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since June 2023.”
May 30, 2023

Federated Hermes Capital Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455995 (5/23)
© 2023 Federated Hermes, Inc.